SUBSEQUENT EVENTS - Loans From Related Parties, Series X Preferred Stock and Bridge Financing (Details) - USD ($)				9 Months Ended		12 Months Ended
	Feb. 29, 2024	Jan. 30, 2024	Jan. 22, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2024	Feb. 07, 2024	Jan. 03, 2024
SUBSEQUENT EVENTS
Loan proceeds from related party				$ 227,500	$ 322,705	$ 360,000	$ 242,577
Repayments of related party loans				$ 445,000	$ 160,000	$ 160,000
Bridge Financing Debentures
SUBSEQUENT EVENTS
Interest rate (in percent)				10.00%				10.00%
Pre-money valuation				$ 20,000,000
Subsequent event
SUBSEQUENT EVENTS
Pre-money valuation										$ 90,000,000
Subsequent event | Bridge Financing Debentures
SUBSEQUENT EVENTS
Interest rate (in percent)	10.00%
Proceeds from bridge financing round	$ 470,851
Pre-money valuation	20,000,000
Subsequent event | Series X Preferred Stock
SUBSEQUENT EVENTS
Shares issued on conversion of one share of preferred stock									1
Subsequent event | Investor
SUBSEQUENT EVENTS
Loan proceeds from related party			$ 50,000
Interest rate (in percent)			0.00%
Subsequent event | Board of Directors Chairman
SUBSEQUENT EVENTS
Loan proceeds from related party		$ 150,000
Repayments of related party loans	$ 150,000
Interest rate (in percent)		0.00%